Revenue Recognition - Schedule of Net Sales by Product Category (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	$ 8,231.5	$ 7,678.6	$ 7,394.2
Knees [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	3,322.3	3,173.5	3,038.4
Hips [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	2,093.5	1,999.1	1,967.2
S.E.T [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	2,150.2	1,865.7	1,752.6
Technology & Data, Bone Cement and Surgical [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	$ 665.6	$ 640.3	$ 636.0